Schedule of Basic and Diluted Net Loss Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss		¥ (17,789)	¥ (61,236)	¥ (159,590)
Less: accretions to preferred shares redemption value				(762,169)	¥ (188,271)
Net loss attributable to Cheche’s ordinary shareholders		¥ (17,789)	¥ (61,236)	¥ (921,759)
Weighted average number of ordinary shares outstanding, basic	[1]	82,581,013	78,043,661	45,415,205
Weighted average number of ordinary shares outstanding, diluted	[2]	82,581,013	78,043,661	45,415,205
Basic net loss per share attributable to Cheche’s ordinary shareholders		¥ (0.22)	¥ (0.78)	¥ (20.30)
Diluted net loss per share attributable to Cheche’s ordinary shareholders		¥ (0.22)	¥ (0.78)	¥ (20.30)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).
[2]	For the years ended December 31, 2023, 2024 and 2025, the Company had potential ordinary shares, including preferred shares, restricted shares and share options. On a weighted average basis,24,777,946, nil and nil preferred shares; 523,097, 188,752, and 15,141 restricted shares; and 822,952, 944,109 and 1,546,483 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the years ended December 31, 2023, 2024 and 2025, respectively.